(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund)
INVESTMENT OBJECTIVE
The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 19 to 21 of this prospectus under "Sales charge reductions and waivers" or pages 94 to 98 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - - (Disciplined Value Fund) - USD ($)	Class A		Class B	Class C	Class I	Class I2	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	$ 20	none	none	none	none	none	none	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - - (Disciplined Value Fund)	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2		Class R3		Class R4		Class R5		Class R6
Management fee	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%		0.66%		0.66%		0.66%		0.66%
Distribution and service (Rule 12b-1) fees	0.25%	1.00%	1.00%	none	none	0.50%	0.25%		0.50%		0.25%		none		none
Service plan fee	none	none	none	none	none	0.25%	0.25%		0.15%	[1]	0.10%		0.05%		none
Additional other expenses	0.16%	0.16%	0.16%	0.15%	0.15%	0.06%	0.06%	[2]	0.06%		0.06%		0.06%	[2]	0.06%
Total other expenses	0.16%	0.16%	0.16%	0.15%	0.15%	0.31%	0.31%		0.21%		0.16%		0.11%		0.06%
Total annual fund operating expenses	1.07%	1.82%	1.82%	0.81%	0.81%	1.47%	1.22%		1.37%		1.07%		0.77%		0.72%
Contractual expense reimbursement	none	none	none	none	none	none	none		none		(0.10%)	[3]	none		none
Total annual fund operating expenses after expense reimbursements	1.07%	1.82%	1.82%	0.81%	0.81%	1.47%	1.22%		1.37%		0.97%		0.77%		0.72%
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (Disciplined Value Fund) - - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	604	823	1,061	1,740
Class B	685	873	1,185	1,940
Class C	285	573	985	2,137
Class I	83	259	450	1,002
Class I2	83	259	450	1,002
Class R1	150	465	803	1,757
Class R2	124	387	670	1,477
Class R3	139	434	750	1,646
Class R4	99	330	580	1,297
Class R5	79	246	428	954
Class R6	74	230	401	894

Not Sold
Expense Example, No Redemption - (Disciplined Value Fund) - - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class B	185	573	985	1,940
Class C	185	573	985	2,137

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies , earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. The S&P 500 Index shows how the fund's performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class I2, and Class R suite).

A note on performance

Class A, Class B, Class C, Class I, and Class I2 shares commenced operations on December 22, 2008; Class R3, Class R4, and Class R5 shares commenced operations on May 22, 2009; Class R1, Class R6, and Class R2 shares commenced operations on July 13, 2009, September 1, 2011, and March 1, 2012, respectively. Investor shares and Institutional shares of Robeco Boston Partners Large Cap Value Fund (the predecessor fund) commenced operations on January 16, 1997 and January 2, 1997, respectively. Returns shown prior to Class A, Class B, and Class C shares' commencement date are those of the predecessor fund's Investor shares. Returns shown prior to Class I and Class I2 shares' commencement date are those of the predecessor fund's Institutional shares. Returns shown prior to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares' commencement dates are those of the predecessor fund's Investor shares (prior to December 22, 2008) and the fund's Class A shares (from December 22, 2008), except that they do not include the fund's Class A shares sales charges and would be lower if they did. Returns for Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

[1]
Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 3.81%. Best quarter: Q2 '09, 18.05% Worst quarter: Q4 '08, -20.55%
Average annual total returns (%)—as of 12/31/16
Average Annual Total Returns - (Disciplined Value Fund) - -	1 Year	5 Years	10 Years
Class A	7.96%	12.89%	5.37%
Class A | after tax on distributions	7.72%	11.93%	5.31%
Class A | after tax on distributions, with sale	4.70%	10.24%	4.82%
Class B	7.81%	12.90%	5.96%
Class C	11.78%	13.19%	5.99%
Class I	13.97%	14.39%	6.98%
Class I2	13.97%	14.39%	6.99%
Class R1	13.18%	13.57%	6.35%
Class R2	13.49%	13.89%	6.60%
Class R3	13.28%	13.70%	6.43%
Class R4	13.74%	14.18%	6.73%
Class R5	14.00%	14.46%	6.95%
Class R6	14.07%	14.51%	6.90%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	14.80%	5.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%

[1]	Previously, the returns shown prior to Class A, Class B and Class C shares' commencement date were those of the predecessor fund's Investor shares that were recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable; returns shown prior to Class I and Class I2 shares' commencement date were those of the predecessor fund's Institutional shares that were recalculated to apply the gross fees and expenses of Class I and Class I2 shares, as applicable; returns shown prior to Class R1, Class R2, Class R3, Class R4 and Class R5 shares' commencement date were those of the predecessor fund's Investor shares (prior to December 22, 2008) and the fund's Class A shares (from December 22, 2008) that in each case were recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable; returns shown prior to Class R6 shares' commencement date were those of the predecessor fund's Institutional shares (prior to December 22, 2008) and the fund's Class I shares (from December 22, 2008) that in each case were recalculated to apply the gross fees and expenses of Class R6 shares.